Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ (5,024)	$ (4,209)	$ (4,649)	$ (4,092)
Total realized and unrealized gains (losses) included in income	(464)	628	(998)	523
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(5)	(1,083)	(749)	(1,797)
Movements Sales/Settlements	1,682	334	2,592	1,036
Transfer Into Level 3			(7)
Transfers Out of Level 3	3,635	8	3,635	8
Fair value ending balance	(176)	(4,322)	(176)	(4,322)
Change in Unrealized gain (losses) on instruments still held	(21)	573	(24)	494
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1,159)	(1,128)	(819)	(1,026)
Total realized and unrealized gains (losses) included in income	(292)	423	(711)	276
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(23)	(27)	(36)	(58)
Movements Sales/Settlements	153	55	237	130
Transfer Into Level 3	1	(1)	8
Transfers Out of Level 3	1,155		1,156
Fair value ending balance	(165)	(678)	(165)	(678)
Change in Unrealized gain (losses) on instruments still held	(238)	436	(632)	294
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(96)	(85)	(96)	(83)
Total realized and unrealized gains (losses) included in income	4	(12)	3	(22)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements	(4)		(3)	8
Fair value ending balance	(96)	(97)	(96)	(97)
Change in Unrealized gain (losses) on instruments still held	6	(10)	7	(15)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	5		2	(1)
Total realized and unrealized gains (losses) included in income	5	11	8	10
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements		2		3
Transfer Into Level 3				1
Transfers Out of Level 3	(1)		(1)
Fair value ending balance	9	13	9	13
Change in Unrealized gain (losses) on instruments still held	6	11	9	11
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1,072)	(1,024)	(707)	(925)
Total realized and unrealized gains (losses) included in income	(310)	490	(749)	357
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(23)	(27)	(36)	(58)
Movements Sales/Settlements	159	31	239	96
Transfer Into Level 3	1	(1)	8	(1)
Transfers Out of Level 3	1,156		1,156
Fair value ending balance	(89)	(531)	(89)	(531)
Change in Unrealized gain (losses) on instruments still held	(258)	485	(661)	351
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	4	(19)	(18)	(17)
Total realized and unrealized gains (losses) included in income	9	(66)	27	(69)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements	(2)	22	1	23
Transfers Out of Level 3			1
Fair value ending balance	11	(63)	11	(63)
Change in Unrealized gain (losses) on instruments still held	8	(50)	13	(53)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(31)	(5)	(24)	(21)
Total realized and unrealized gains (losses) included in income	(65)	58	(61)	65
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(96)	(66)	(142)	(105)
Movements Sales/Settlements	142	6	177	54
Fair value ending balance	(50)	(7)	(50)	(7)
Change in Unrealized gain (losses) on instruments still held	(65)	58	(61)	65
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1)	(3)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Transfer Into Level 3			(1)	(3)
Transfers Out of Level 3	1	3	1	3
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2	17	19	12
Total realized and unrealized gains (losses) included in income	(1)		2
Movements purchases/Issuances		7	1	7
Movements Sales/ Settlements		(8)	(19)	(10)
Transfer Into Level 3	3	3	2	12
Transfers Out of Level 3	(1)	(4)	(2)	(6)
Fair value ending balance	3	15	3	15
Change in Unrealized gain (losses) on instruments still held		3		3
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		8		8
Movements Sales/ Settlements		(8)		(8)
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1		2	3
Movements Sales/ Settlements				(1)
Transfers Out of Level 3	(1)		(2)	(2)
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1	9	1	1
Total realized and unrealized gains (losses) included in income	(1)
Movements purchases/Issuances		7	1	7
Movements Sales/ Settlements			(1)	(1)
Transfer Into Level 3	3	3	2	12
Transfers Out of Level 3		(4)		(4)
Fair value ending balance	3	15	3	15
Change in Unrealized gain (losses) on instruments still held		3		3
Trading loans, securities, and other [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance			16
Total realized and unrealized gains (losses) included in income			2
Movements Sales/ Settlements			(18)
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	598	505	574	498
Total realized and unrealized gains (losses) included in income	26	(12)	29	(4)
Movements purchases/Issuances	46	28	74	53
Movements Sales/ Settlements	(5)	(22)	(11)	(48)
Transfers Out of Level 3			(1)
Fair value ending balance	665	499	665	499
Change in Unrealized gain (losses) on instruments still held	23	(17)	21	(14)
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	595	500	571	493
Total realized and unrealized gains (losses) included in income	26	(12)	29	(4)
Movements purchases/Issuances	46	28	74	53
Movements Sales/ Settlements	(5)	(20)	(11)	(46)
Transfers Out of Level 3			(1)
Fair value ending balance	662	496	662	496
Change in Unrealized gain (losses) on instruments still held	23	(17)	21	(14)
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	3	5	3	5
Movements Sales/ Settlements		(2)		(2)
Fair value ending balance	3	3	3	3
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,558	1,587	1,599	1,575
Total realized and unrealized gains (losses) included in OCI	5	(24)	14	(23)
Movements purchases/Issuances	4	10	24	19
Movements Sales/ Settlements	(64)	76	(134)	78
Fair value ending balance	1,503	1,649	1,503	1,649
Change in Unrealized gain (losses) on instruments still held	6	(19)	14	(17)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	23	24	20	24
Total realized and unrealized gains (losses) included in OCI	1	(4)	4	(4)
Fair value ending balance	24	20	24	20
Change in Unrealized gain (losses) on instruments still held	1		4
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,503	1,518	1,553	1,507
Total realized and unrealized gains (losses) included in OCI	(1)	(1)	(1)	(1)
Movements purchases/Issuances	4	9	24	18
Movements Sales/ Settlements	(64)	76	(134)	78
Fair value ending balance	1,442	1,602	1,442	1,602
Change in Unrealized gain (losses) on instruments still held	4		4	1
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	32	45	26	44
Total realized and unrealized gains (losses) included in OCI	5	(19)	11	(18)
Movements purchases/Issuances		1		1
Fair value ending balance	37	27	37	27
Change in Unrealized gain (losses) on instruments still held	$ 1	$ (19)	$ 6	$ (18)